Notes to the Profit or Loss Statement - Schedule of Changes in Deferred Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Deferred tax items recognized against equity		€ 0	€ 12,700
Collaborations [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	€ (136,653)
Recognized in Equity	0
Financial Liabilities from Future Payments to Royalty Pharma [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	5,946
Recognized in Equity	0
Convertible bonds [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	1,856
Recognized in Equity	0
Leases [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	(1,675)
Recognized in Equity	0
Intangible asset [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	5,804
Recognized in Equity	0
Inventories [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	(2,255)
Recognized in Equity	0
Receivables and other assets [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	(1,464)
Recognized in Equity	0
Property, plant and equipment [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	(131)
Recognized in Equity	0
Other provisions [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	(5,880)
Recognized in Equity	0
Other liabilities [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	(1,355)
Recognized in Equity	0
Tax Losses [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	(35,179)
Recognized in Equity	0
Foreign Currency Translation Differences [Members]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	2,985
Recognized in Equity	0
Deferred Tax [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss	(168,001)
Recognized in Equity	€ 0